Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Apr. 30, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
*	Plan’s interest in Medtronic, Inc. Master Trust Fund		**	$373,259
*	Notes receivable from participants	Interest at 3.25% to 9.50%	$—	11,832
				$385,091

*	Denotes party-in-interest
**	Cost information is excluded, as it is not required for participant directed investments.